UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________ to _______________

Date of Report (Date of earliest event reported)_________________________

Commission File Number of securitizer: ______________________________

Central Index Key Number of securitizer: _____________________________

______________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(1)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(1(ii)) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15GA-2)

Central Index Key Number of depositor: 0001955354

Verdant Receivables 2023-1 LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Robert K. Moskovitz – (513) 577-2237
(Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERDANT COMMERCIAL CAPITAL, LLC

By:	/s/ Robert Moskovitz
Name: Robert Moskovitz
Title: Chief Financial Officer

Date: August 1, 2023

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:	FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountants’ Agreed-Upon Procedures Report of KPMG LLP on its due diligence services, dated July 31, 2023, which sets forth its findings and conclusions with respect to the Verdant Commercial Capital, LLC and Verdant Receivables 2023-1 LLC Equipment Backed Notes 2023-1 transaction.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report of KPMG LLP, dated July 31, 2023, regarding its third-party due diligence Services